Nature of Organization and Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 07, 2018	Apr. 25, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Nature of Organization and Summary of Significant Accounting Policies (Textual)
Net loss			$ (2,694,459)	$ (1,141,359)	$ (7,586,901)	$ (3,085,774)	$ (8,299,692)	$ (5,872,268)
Net cash used in operations					(1,474,860)	$ (814,331)	(1,084,508)	(1,633,631)
Accumulated deficit			(30,441,457)		(30,441,457)		(22,854,556)	(14,554,864)
Stockholders equity			(255,295)		(255,295)		(681,043)	$ 398,397
Working capital			$ 329,458		$ 329,458		$ 688,226
Common units converted into common stock		63,505,783
Converted into shares of common stock		3.233733
Options issued		14,494,213
Increase in authorized number of common shares, description	The Company's shareholders and its board approved the change of the Company's name to C-Bond Systems, Inc., approved an increase in the Company's authorized number of common shares from 100,000,000 to 500,000,000 shares of common stock, and authorized 1,000,000 shares of preferred stock to have such classes and preferences as the Board of Directors may determine from time to time.